Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	May 31, 2023
Entity Registrant Name	BNY Mellon Strategic Funds, Inc.
Entity Central Index Key	0000737520
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Sep. 21, 2023
Document Effective Date	Sep. 29, 2023
Prospectus Date	Sep. 29, 2023
BNY Mellon Select Managers Small Cap Growth Fund | Class A
Prospectus:
Trading Symbol	DSGAX
BNY Mellon Select Managers Small Cap Growth Fund | Class C
Prospectus:
Trading Symbol	DSGCX
BNY Mellon Select Managers Small Cap Growth Fund | Class I
Prospectus:
Trading Symbol	DSGIX
BNY Mellon Select Managers Small Cap Growth Fund | Class Y
Prospectus:
Trading Symbol	DSGYX